Stock-based Payments - Summary of Performance-Based Options (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Exercise Price per Share
Weighted average exercise price per share, exercisable (USD per share)		$ 17.00	$ 12.00
Options modified (in shares)	1.3
Performance-Based Options
Number of Options
Outstanding, beginning balance (in shares)	1.6	3.6	2.4
Granted (in shares)	0.1	0.1	1.2
Modified (in shares)		(1.3)
Forfeited (in shares)	(0.2)	(0.8)	0.0
Outstanding, ending balance (in shares)	1.5	1.6	3.6	2.4
Exercisable as of December 31, 2018 (in shares)	0.0
Weighted Average Exercise Price per Share
Outstanding, beginning balance (USD per share)	$ 11.23	$ 10.90	$ 10.00
Granted (USD per share)	17.00	17.00	12.30
Modified (USD per share)	9.13	11.06
Forfeited (USD per share)	11.98	10.50	12.00
Outstanding, ending balance (USD per share)	11.48	$ 11.23	$ 10.90	$ 10.00
Weighted average exercise price per share, exercisable (USD per share)	$ 0.00
Weighted average remaining contractual term, outstanding	6 years 10 months 25 days	7 years 9 months 29 days	8 years 7 months 10 days	9 years 4 months 20 days
Weighted average remaining contractual term, exercisable	0 years
Outstanding, Aggregate Intrinsic Value	$ 4.5	$ 9.5	$ 22.2	$ 4.7
Exercisable, Aggregate Intrinsic Value	$ 0.0